Label	Element	Value
UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

UBS Money Series

Prospectus Supplement

Supplement to the Prospectus dated August 26, 2016, as supplemented

Includes:

•	UBS Select Prime Preferred Fund

December 28, 2016

Dear Investor:

The purpose of this supplement is to update certain information contained in the Prospectus for each of the above named funds (each, a “fund”).

First, this supplement updates certain information contained in the Prospectus for UBS Select Prime Preferred Fund. Effective January 17, 2017, the fund will be permitted to invest in municipal securities without limitation. Currently, the fund may invest up to 5% of its net assets in such investments, which have more recently become more attractive because of market changes. The fund is not expected to be able to “pass through” the tax-exempt nature of interest from such investments; however, they may be more attractive relative to other potential fund investments even without taking such tax advantage into account. Additionally, this supplement updates certain information contained in the Prospectus regarding a voluntary fee waiver for the fund.

Second, this supplement updates certain information contained in the Prospectus regarding a voluntary fee waiver for UBS Select Government Preferred Fund.

The Prospectus is hereby supplemented as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Preferred Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective January 17, 2017, the section captioned “Fund summary” and sub-captioned “Principal strategies—Principal investments” is revised by replacing all of the last two sentences of the first paragraph of that section with the following:

The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of issuers in the financial services group of industries;

•	commercial paper, other corporate obligations and asset-backed securities; and

•	municipal money market instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective January 17, 2017, the section captioned “Fund summary” and sub-captioned “Principal strategies—Principal risks” is revised by inserting the following as the last paragraph of that section:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.